UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22061

Name of Fund:    BlackRock Funds II

BlackRock Floating Rate Income Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East

52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2015

Date of reporting period: 11/30/2014

Item 1 – Schedule of Investments

Consolidated Schedule of Investments November 30, 2014 (Unaudited)
(Percentages shown are based on Net Assets)

Asset-Backed Securities (a)(b)		Par (000)	Value
Adirondack Park CLO Ltd., Series 2013-1A, Class D, 3.88%, 4/15/24	USD	1,000	$951,209
ALM VII R Ltd.:
Series 2013-7RA, Class C, 3.68%, 4/24/24		2,500	2,352,472
Series 2013-7RA, Class D, 5.23%, 4/24/24		1,500	1,378,094
ALM VIII Ltd., Series 2013-8A, Class C, 3.43%, 1/20/26		3,000	2,757,665
AMMC CLO 15 Ltd., Series 2014-15A, Class D, 4.45%, 12/09/26		1,000	955,000
Apidos CLO XII, Series 2013-12A, Class D, 3.28%, 4/15/25		1,000	916,852
ARES CLO Ltd., Series 2014-32A, Class C, 4.43%, 11/15/25		1,000	971,600
Atlas Senior Loan Fund VI Ltd., Series 2014-6A, Class D, 3.94%, 10/15/26		2,125	1,973,286
Atrium X, Series 2013-10A, Class D, 3.73%, 7/16/25		750	708,291
Battalion CLO IV Ltd., Series 2013-4A, Class C, 3.58%, 10/22/25		1,250	1,157,960
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class C, 3.73%, 7/15/24		750	695,514
Central Park CLO Ltd., Series 2011-1A, Class D, 3.43%, 7/23/22		250	246,663
CIFC Funding Ltd., Series 2013-2A, Class B1L, 3.83%, 4/21/25		500	470,408
Dryden Senior Loan Fund, Series 2014-36A, Class E, 5.43%, 11/09/25		1,500	1,356,270
Halcyon Loan Advisors Funding Ltd., Series 2013-1A, Class C, 3.73%, 4/15/25		750	702,601
ING IM CLO Ltd., Series 2013-2A, Class C, 3.73%, 4/25/25		500	470,932
Lightpoint CLO VII Ltd., Series 2007-7A, Class B, 0.93%, 5/15/21		3,500	3,281,590
Madison Park Funding XI Ltd., Series 2013-11A, Class D, 3.73%, 10/23/25		1,405	1,327,655
Navigare Funding II CLO Ltd., Series 2007-2A, Class C, 0.98%, 4/17/21		4,000	3,840,000
Neuberger Berman CLO XV, Series 2013-15A, Class D, 3.48%, 10/15/25		2,000	1,820,637
Neuberger Berman CLO XVIII Ltd.:
Series 2014-18A, Class C, 3.98%, 11/14/25		1,500	1,410,600
Series 2014-18A, Class D, 5.48%, 11/14/25		1,000	886,790
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.58%, 7/17/25		500	464,901
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class E1, 5.54%, 11/22/25		1,750	1,587,075
OZLM IX Ltd., Series 2014-9A, Class C, 3.83%, 1/20/27		1,000	935,200
Sound Point CLO III Ltd., Series 2013-2A, Class D, 4.13%, 7/15/25		2,250	2,133,572
Sound Point CLO Ltd., Series 2014-3A, Class D, 3.83%, 1/23/27		1,250	1,128,125

Asset-Backed Securities (a)(b)		Par (000)	Value
Vibrant CLO II Ltd., Series 2013-2A, Class B, 2.98%, 7/24/24	USD	2,000	$1,902,711
Voya CLO Ltd., Series 2014-4A, Class C, 4.23%, 10/14/26		1,500	1,447,050
Total Asset-Backed Securities — 1.8%			40,230,723

Common Stocks (c)		Shares	Value
Chemicals — 0.0%
GEO Specialty Chemicals, Inc. (a)		39,151	37,976
Diversified Consumer Services — 0.1%
Houghton Mifflin Harcourt Co.		86,901	1,670,232
Diversified Financial Services — 0.0%
JGWPT Holdings, Inc., Class A (d)		21,960	209,279
Media — 0.0%
Cengage Learning Acquisitions, Inc. (Thomson Learning)		46,024	1,201,226
Paper & Forest Products — 0.1%
Ainsworth Lumber Co. Ltd.		381,049	883,061
Ainsworth Lumber Co. Ltd. (a)		268,109	621,328

			1,504,389
Total Common Stocks — 0.2%			4,623,102

Corporate Bonds		Par (000)	Value
Diversified Financial Services — 0.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.88%, 3/15/19		5,517	5,585,963
Health Care Providers & Services — 0.4%
CHS/Community Health Systems, Inc., 6.88%, 2/01/22		1,218	1,289,557
HCA, Inc., 5.88%, 5/01/23		1,485	1,568,531
Tenet Healthcare Corp., 5.00%, 3/01/19 (a)		5,175	5,097,375

			7,955,463
Hotels, Restaurants & Leisure — 0.3%
Caesars Entertainment Operating Co., Inc.:
9.00%, 2/15/20		5,961	4,738,995
9.00%, 2/15/20		2,695	2,132,419

			6,871,414
Independent Power and Renewable Electricity Producers — 0.2%
Dynegy Finance I, Inc./Dynegy Finance II, Inc., 6.75%, 11/01/19 (a)		5,275	5,486,000
Metals & Mining — 0.0%
Novelis, Inc., 8.38%, 12/15/17		965	1,006,013
Oil, Gas & Consumable Fuels — 0.9%
Blackstone CQP Holdco LP, 9.30%, 3/31/19		4,418	4,462,494

Portfolio Abbreviations

AKA	Also known as	FKA	Formerly known as
CAD	Canadian Dollar	GBP	British Pound
CLO	Collateralized Loan Obligation	PIK	Payment-in-kind
EUR	Euro	USD	U.S. Dollar

BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2014	1

Consolidated Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
CONSOL Energy, Inc., 5.88%, 4/15/22 (a)	USD	2,470	$2,463,825
Peabody Energy Corp., 6.00%, 11/15/18		5,450	5,191,125
Sabine Pass LNG LP, 7.50%, 11/30/16		6,500	6,906,250

			19,023,694
Road & Rail — 0.2%
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (a)		3,334	3,409,015
Trading Companies & Distributors — 0.1%
HD Supply, Inc., 5.25%, 12/15/21 (a)		3,040	3,104,600
Wireless Telecommunication Services — 0.7%
Digicel Group Ltd., 8.25%, 9/30/20 (a)		5,330	5,463,250
Sprint Communications, Inc., 7.00%, 3/01/20 (a)		9,625	10,593,516

			16,056,766
Total Corporate Bonds — 3.1%			68,498,928

Floating Rate Loan Interests (b)		Par (000)	Value
Advertising — 0.5%
Affinion Group, Inc.:
Initial Second Lien Term Loan, 8.50%, 10/31/18		4,821	4,453,487
Tranche B Term Loan, 6.75%, 4/30/18		6,596	6,316,581

			10,770,068
Aerospace & Defense — 1.6%
BE Aerospace, Inc., Term Loan B, 3.25%, 11/19/21		8,225	8,233,554
Digitalglobe, Inc., Term Loan, 3.75%, 1/31/20		3,896	3,877,404
Sequa Corp., Initial Term Loan, 5.25%, 6/19/17		14,979	14,604,623
TASC, Inc., Second Lien Term Loan, 12.00%, 5/21/21		4,300	4,357,319
TransDigm, Inc.:
Tranche C Term Loan, 3.75%, 2/28/20		1,577	1,561,348
Tranche D Term Loan, 3.75%, 6/04/21		1,995	1,975,369

			34,609,617
Air Freight & Logistics — 0.4%
Ceva Group PLC (FKA Louis No.1 PLC/TNT Logistics), Pre-Funded L/C Loan, 6.50%, 3/19/21		2,684	2,536,260
Ceva Intercompany BV, Dutch BV Term Loan, 6.50%, 3/19/21		2,817	2,661,229
Ceva Logistics Canada ULC (FKA TNT Canada ULC), Canadian Term Loan, 6.50%, 3/19/21		486	458,833
Ceva Logistics U.S. Holdings, Inc. (FKA Louis U.S. Holdco, Inc.), U.S. Term Loan, 6.50%, 3/19/21		3,885	3,670,660

			9,326,982
Airlines — 0.6%
Delta Air Lines, Inc., 2014 Term B-1 Loan, 3.25%, 10/18/18		5,072	5,005,947
Northwest Airlines, Inc.:
B757-300, 1.56%, 3/10/17		607	577,092
B757-300, 2.18%, 3/10/17		625	605,176
Loan B757-200, 1.56%, 9/10/18		616	586,314
Loan B757-200, 1.56%, 9/10/18		611	580,897

Floating Rate Loan Interests (b)		Par (000)	Value
Airlines (concluded)
Loan B757-300, 2.18%, 3/10/17	USD	625	$605,469
US Airways, Inc., Tranche B-1 Term Loan (Consenting), 3.50%, 5/23/19		5,049	4,957,916

			12,918,811
Auto Components — 0.9%
Affinia Group, Inc., Tranche B-2 Term Loan, 4.75%, 4/27/20		2,915	2,918,487
Dayco Products LLC (Mark IV Industries, Inc.), Term Loan, 5.25%, 12/12/19		5,935	5,910,638
The Goodyear Tire & Rubber Co., Loan (Second Lien), 4.75%, 4/30/19		6,745	6,763,953
Navistar, Inc., Tranche B Term Loan, 5.75%, 8/17/17		1,910	1,924,083
UCI International, Inc. (United Components), Term Loan, 5.50%, 7/26/17		1,863	1,857,223

			19,374,384
Automobiles — 0.1%
Chrysler Group LLC, Tranche B Term Loan, 3.25%, 12/31/18		3,157	3,134,661
Beverages — 0.3%
Pabst Brewing Co., Term Loan, 4.75%, 11/05/21		7,435	7,441,171
Biotechnology — 0.5%
Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loam, 3.16%, 2/27/21		7,755	7,679,505
Ikaria, Inc.:
Initial Term Loan (First Lien), 5.00%, 2/12/21		1,397	1,400,507
Initial Term Loan (Second Lien), 8.75%, 2/14/22		1,515	1,522,575

			10,602,587
Building Products — 2.3%
Continental Building Products LLC, First Lien Term Loan, 4.00%, 8/28/20		4,846	4,765,545
CPG International, Inc., Term Loan, 4.75%, 9/30/20		13,718	13,684,037
Jeld-Wen, Inc. (Onex BP Finance LP), Initial Loan, 5.25%, 10/15/21		9,140	9,111,483
Nortek, Inc., Loan, 3.75%, 10/30/20		3,342	3,306,137
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21		7,335	7,237,052
Wilsonart LLC:
Initial Term Loan, 4.00%, 10/31/19		8,033	7,897,803
Tranche B Term Loan, 4.00%, 10/31/19		3,796	3,732,269

			49,734,326
Capital Markets — 1.0%
American Capital Ltd. (FKA American Capital Strategies Ltd.), Term Loan B, 3.50%, 8/22/17		3,730	3,699,358
AssuredPartners Capital, Inc., Initial Term Loan (First Lien), 4.50%, 4/02/21		5,005	4,954,950
Moxie Patriot LLC, Construction B-1 Advances, 6.75%, 12/19/20		6,695	6,728,475
SAM Finance Luxembourg S.à r.l. (Santandar), Dollar Term Loan, 4.25%, 12/17/20		6,476	6,500,306

			21,883,089

2	BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2014

Consolidated Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value
Chemicals — 4.1%
Allnex (Luxembourg) & Cy S.C.A., Tranche B-1 Term Loan, 4.50%, 10/03/19	USD	2,171	$2,171,286
Allnex USA, Inc., Tranche B-2 Term Loan, 4.50%, 10/03/19		1,127	1,126,576
Arysta LifeScience SPC LLC, Initial Term Loan (First Lien), 4.50%, 5/29/20		6,470	6,443,001
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		7,799	7,574,457
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Refinanced Term B Loan, 3.75%, 2/01/20		7,638	7,528,182
Chromaflo Technologies Corp. (Chromaflo Technologies Finance BV):
Term B Loan (First Lien), 4.50%, 12/02/19		3,975	3,940,182
Term B Loan (Second Lien), 8.25%, 6/02/20		2,040	2,029,800
Huntsman International LLC, 2014-1 Incremental Term Loan, 3.75%, 8/12/21		2,000	1,975,000
Ineos U.S. Finance LLC, Cash Dollar Term Loan, 3.75%, 5/04/18		6,802	6,723,916
Kronos Worldwide, Inc., Initial Term Loan, 4.75%, 2/18/20		2,418	2,417,850
MacDermid, Inc., Tranche B Term Loan (First Lien), 4.00%, 6/07/20		8,808	8,673,936
Minerals Technologies, Inc., Initial Term Loan, 4.00%, 5/07/21		9,005	8,994,114
Oxea Finance & Cy SCA (Oxea Finance LLC):
Term Loan (Second Lien), 8.25%, 7/15/20		4,720	4,578,400
Tranche B-2 Term Loan (First Lien), 4.25%, 1/15/20		8,732	8,546,249
Road Infrastructure Investment LLC:
Term Loan (First Lien 2014), 4.25%, 3/31/21		6,030	5,821,193
Term Loan (Second Lien 2014), 7.75%, 9/30/21		4,800	4,368,000
Royal Adhesives and Sealants LLC, Term B Loan (First Lien), 5.50%, 7/31/18		2,411	2,412,873
Univar, Inc., Term B Loan, 5.00%, 6/30/17		3,192	3,173,881

			88,498,896
Commercial Services & Supplies — 4.4%
ADS Waste Holdings, Inc., Initial Tranche B-2 Term Loan, 3.75%, 10/09/19		5,470	5,367,691
Allied Security Holdings LLC:
Closing Date Term Loan (First Lien), 4.25%, 2/12/21		8,183	8,128,992
Closing Date Term Loan (Second Lien), 8.00%, 8/13/21		2,087	2,073,490
Aramark Corp.:
LC-2 Facility, 0.01% - 3.65%, 7/26/16		25	24,467
LC-3 Facility, 0.01% - 3.65%, 7/26/16		10	10,040
U.S. Term E Loan, 3.25%, 9/06/19		8,844	8,740,902
Garda World Security Corp.:
Term B Delayed Draw Loan, 4.00%, 11/06/20		803	791,790
Term B Loan, 4.00%, 11/06/20		3,140	3,095,180
GCA Services Group, Inc.:
Initial Loan (Second Lien), 9.25%, 11/01/20		1,404	1,400,490
Replacement Term Loan (First Lien), 4.25% - 5.50%, 11/01/19		2,809	2,787,622

Floating Rate Loan Interests (b)		Par (000)	Value
Commercial Services & Supplies (concluded)
IG Investments Holdings LLC, Tranche B Term Loan (First Lien), 5.25%, 10/31/19	USD	4,674	$4,654,848
Infogroup, Inc., Term B Loan, 7.50%, 5/26/18		1,423	1,318,516
Intelligrated, Inc., Term Loan (First Lien 2012), 4.50% - 5.75%, 7/30/18		4,391	4,352,730
Intertrust Group BV, Facility 2 (Second Lien), 8.00%, 4/15/22		5,775	5,695,594
iQor U.S., Inc., Term B Loan (First Lien), 6.00%, 4/01/21		4,260	4,036,651
KAR Auction Services, Inc., Tranche B-2 Term Loan, 3.50%, 3/11/21		1,818	1,813,214
Kronos, Inc., Initial Term Loan (Second Lien), 9.75%, 4/30/20		7,290	7,508,820
Livingston International, Inc., Initial Term B-1 Loan (First Lien), 5.00%, 4/18/19		3,165	3,054,451
Nexeo Solutions LLC, Initial Loans, 5.00%, 9/08/17		5,780	5,731,536
Spin Holdco, Inc., Initial Term Loan (First Lien), 4.25%, 11/14/19		15,357	15,248,316
W3 Co.:
Term Loan (First Lien), 5.75%, 3/13/20		9	9,260
Term Loan (Second Lien), 9.25%, 9/13/20		1,456	1,412,659
West Corp., Term B-10 Loan, 3.25%, 6/30/18		5,106	5,046,852
York Risk Services Holding Corp. (Onex York Finance LP), Term Loan, 4.75%, 10/01/21		4,794	4,770,122

			97,074,233
Construction & Engineering — 0.4%
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.), Initial Term Loan, 4.75%, 11/26/20		8,487	8,433,632
Construction Materials — 0.5%
Faenza Acquisition GmbH (CeramTec Acquisition Corp.):
Dollar Term B-3 Loan, 4.25%, 8/28/20		1,519	1,514,280
Initial Dollar Term B-1 Loan, 4.25%, 8/28/20		5,083	5,065,793
Initial Dollar Term B-2 Loan, 4.25%, 8/28/20		504	502,537
Quikrete Holdings, Inc., Initial Loan (First Lien), 4.00%, 9/28/20		4,893	4,849,697

			11,932,307
Containers & Packaging — 0.7%
Ardagh Holdings USA, Inc. (Ardagh Packaging Finance SA), New Term Loan, 4.00%, 12/17/19		2,042	2,033,917
BWay Intermediate Company, Inc., Initial Term Loan, 5.50%, 8/14/20		3,454	3,461,234
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 4.00%, 12/01/18		8,913	8,878,930

			14,374,081
Distributors — 0.8%
American Tire Distributors, Inc., New 2014 Initial Term Loan, 5.75%, 6/01/18		4,558	4,564,161
Fram Group Holdings, Inc./Prestone Holdings, Inc.:
Loan (Second Lien), 10.50%, 1/29/18		4,958	4,838,490
Term Loan (First Lien), 6.50%, 7/29/17		3,909	3,911,150

BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2014	3

Consolidated Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value
Distributors (concluded)
VWR Funding, Inc., Amendment No. 2 Dollar Term Loan, 3.41%, 4/03/17	USD	3,389	$3,363,162

			16,676,963
Diversified Consumer Services — 1.4%
Bright Horizons Family Solutions LLC (FKA Bright Horizons Family Solutions, Inc.), Term B Loan, 3.75% - 5.00%, 1/30/20		9,717	9,624,300
Education Management LLC (4.31% Cash or 5.25% PIK), Tranche C-2 Term Loan, 5.00% - 5.25%, 6/01/16 (e)		995	442,153
The Servicemaster Co. LLC, Initial Term Loan, 4.25%, 7/01/21		15,620	15,514,565
Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 4.00%, 4/02/20		6,986	5,428,429

			31,009,447
Diversified Financial Services — 0.3%
Schaeffler AG (FKA named INA Beteiligungsge-sellschaft mit beschränkter Haftung), Facility B-USD, 3.50%, 5/15/20		6,705	6,711,504
Diversified Telecommunication Services — 4.7%
Avaya, Inc., Term B-3 Loan, 4.65%, 10/26/17		5,473	5,311,903
Consolidated Communications, Inc., Initial Term Loan, 4.25%, 12/23/20		7,382	7,397,402
Hawaiian Telcom Communications, Inc., Term Loan, 5.00%, 6/06/19		5,216	5,217,570
Integra Telecom Holdings, Inc.:
Initial Loan (Second Lien), 9.75%, 2/21/20		4,970	4,929,644
Term B Loan, 5.25%, 2/22/19		3,960	3,928,775
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19		14,069	13,981,038
Level 3 Financing, Inc.:
Tranche B 2020 Term Loan, 4.00%, 1/15/20		16,155	16,130,767
Tranche B 2022 Term Loan, 4.50%, 1/31/22		7,845	7,867,044
Tranche B-III 2019 Term Loan, 4.00%, 8/01/19		7,242	7,226,038
LTS Buyer LLC (Sidera Networks, Inc.), Term B Loan (First Lien), 4.00%, 4/13/20		4,666	4,603,593
Telesat Canada, Term A Loan, 3.00%, 3/28/17	CAD	4,576	3,991,963
Virgin Media Investment Holdings Ltd.:
B Facility, 3.50%, 6/07/20	USD	5,000	4,945,550
E Facility, 4.25%, 6/30/23	GBP	2,305	3,585,604
Ziggo BV:
USD B1 Facility, 3.25%, 1/15/22	USD	5,498	5,406,610
USD B2 Facility, 3.25% - 3.50%, 1/15/22		3,543	3,484,123
USD B3 Facility, 3.50%, 1/15/22		5,827	5,730,136

			103,737,760
Electric Utilities — 1.4%
Energy Future Intermediate Holding Co. LLC (EFIH Finance, Inc.), Term Loan, 4.25%, 6/19/16		9,170	9,175,777
Texas Competitive Electric Holdings Co. LLC (TXU), 2017 Term Loan (Extending), 4.65%, 10/10/17		31,000	22,450,200

			31,625,977

Floating Rate Loan Interests (b)		Par (000)	Value
Electrical Equipment — 0.2%
Generac Power Systems, Inc., Term Loan B, 3.25%, 5/31/20	USD	5,157	$5,050,882
Electronic Equipment, Instruments & Components — 0.1%
Dell International LLC, Term C Loan, 3.75%, 10/29/18		2,958	2,933,618
Energy Equipment & Services — 0.5%
American Energy - Marcellus LLC, Initial Loan (First Lien), 5.25%, 8/04/20		3,058	2,891,883
Drillships Financing Holding, Inc. (Ocean Rig), Tranche B-1 Term Loan, 6.00%, 3/31/21		7,792	7,168,247
Offshore Group Investment Ltd. (Vantage Drilling Co.), Second Term Loan, 5.75%, 3/28/19		1,050	850,544
Seventy Seven Operating LLC, Term Loan, 3.75%, 6/25/21		839	807,328

			11,718,002
Food & Staples Retailing — 1.5%
Alliance Boots Ltd. (FKA AB Acquisitions UK Topco 2 Ltd.):
Facility B1, 3.48%, 7/09/15	GBP	2,650	4,131,609
Facility B4, 3.98%, 7/09/17		750	1,170,326
BJ’s Wholesale Club, Inc.:
2013 (November) Replacement Loan (Second Lien), 8.50%, 3/26/20	USD	3,635	3,637,581
New 2013 (November) Replacement Loan (First Lien), 4.50%, 9/26/19		6,432	6,391,838
New Albertson’s, Inc., Term B Loan, 4.75%, 6/27/21		5,015	4,989,925
Performance Food Group, Inc. (FKA Vistar Corp.), Initial Loan (Second Lien), 6.25%, 11/14/19		6,245	6,210,152
Rite Aid Corp., Tranche 1 Term Loan (Second Lien), 5.75%, 8/21/20		2,665	2,687,199
Supervalu, Inc., New Term Loan, 4.50%, 3/21/19		4,094	4,072,580

			33,291,210
Food Products — 2.2%
Del Monte Foods, Inc., Initial Loan (First Lien), 4.25% - 5.50%, 2/18/21		7,097	6,578,733
Diamond Foods, Inc., Loan, 4.25%, 8/20/18		10,733	10,652,567
Dole Food Co., Inc., Tranche B Term Loan, 4.50% - 5.75%, 11/01/18		6,189	6,159,327
H. J. Heinz Co., Term B-2 Loan, 3.50%, 6/05/20		4,962	4,957,647
Hearthside Group Holdings LLC, Term Loan, 4.50%, 6/02/21		5,578	5,577,750
Pinnacle Foods Finance LLC, New Term Loan G, 3.00%, 4/29/20		4,064	4,003,976
Reddy Ice Corp.:
Term B Loan (First Lien), 6.75% - 7.75%, 5/01/19		6,595	5,935,117
Term B Loan (Second Lien), 10.75%, 11/01/19		3,750	3,150,000

			47,015,117
Gas Utilities — 0.2%
Samchully Midstream 3 LLC, Initial Term Loan, 5.75%, 10/20/21		4,850	4,765,125

4	BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2014

Consolidated Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value
Health Care Equipment & Supplies — 2.6%
Amedisys, Inc. (Amedisys Holding LLC), Initial Term Loan (Second Lien), 8.50%, 7/28/20	USD	5,500	$5,362,500
Biomet, Inc., Dollar Term B-2 Loan, 3.66%, 7/25/17		11,400	11,376,618
ConvaTec, Inc., Dollar Term Loan, 4.00%, 12/22/16		3,764	3,757,035
DJO Finance LLC (ReAble Therapeutics Finance LLC), New Tranche B Term Loan, 4.25%, 9/15/17		6,558	6,544,079
Immucor, Inc. (FKA IVD Acquisition Corp.), Term B-2 Loan, 5.00%, 8/19/18		10,939	10,945,974
Mallinckrodt International Finance SA, Initial Term B Loan, 3.50%, 3/19/21		7,324	7,256,448
Ortho-Clinical Diagnostics Holdings Luxembourg S.à r.l., Initial Term Loan, 4.75%, 6/30/21		11,015	10,904,788

			56,147,442
Health Care Providers & Services — 4.4%
AmSurg Corp., Initial Term Loan, 3.75% - 5.25%, 7/16/21		3,611	3,598,059
Ardent Medical Services, Inc., Term Loan (First Lien), 6.75%, 7/02/18		1,695	1,707,316
CareCore National LLC, Term Loan B1 (1st Lien), 5.50%, 3/05/21		3,445	3,451,477
CHS/Community Health Systems, Inc., 2021 Term D Loan, 4.25%, 1/27/21		21,199	21,231,925
DaVita HealthCare Partners, Inc. (FKA DaVita, Inc.), Tranche B Term Loan, 3.50%, 6/24/21		14,303	14,240,695
Emdeon, Inc., Term B-2 Loan, 3.75%, 11/02/18		4,821	4,792,201
Envision Healthcare Corp. (FKA Emergency Medical Services Corp.), Initial Term Loan, 4.00%, 5/25/18		4,799	4,777,759
Genesis Healthcare LLC, Loan, 10.00%, 12/04/17		2,926	3,057,997
Iasis Healthcare LLC, Term B-2 Loan, 4.50%, 5/03/18		2,635	2,637,909
Millennium Health LLC (FKA Millennium Laboratories LLC), Tranche B Term Loan, 5.25%, 4/16/21		12,868	12,908,026
MPH Acquisition Holdings LLC, Initial Term Loan, 3.75%, 3/31/21		6,289	6,186,013
National Mentor Holdings, Inc., Tranche B Term Loan, 4.75%, 1/31/21		3,134	3,120,271
Surgery Center Holdings, Inc., Initial Term Loan (First Lien), 5.25%, 11/03/20		3,414	3,409,634
Surgical Care Affiliates LLC, Class C Incremental Term Loan, 4.00%, 6/29/18		3,802	3,782,866
Truven Health Analytics, Inc. (FKA Thomson Reuters (Healthcare), Inc.), New Tranche B Term Loan, 4.50%, 6/06/19		8,188	8,024,326

			96,926,474
Health Care Technology — 0.3%
IMS Health, Inc., Term B Dollar Loan, 3.50%, 3/17/21		6,401	6,323,676
Hotels, Restaurants & Leisure — 9.3%
Amaya Holdings BV:
Initial Term B Loan (First Lien), 5.00%, 8/01/21		3,775	3,769,111
Initial Term B Loan (Second Lien), 8.00%, 8/01/22		16,050	16,330,875
B.C. Unlimited Liability Co. (New Red Finance, Inc.) (AKA Burger King/Tim Horton’s), Term B Loan, 4.50%, 10/27/21		12,175	12,201,663

Floating Rate Loan Interests (b)		Par (000)	Value
Hotels, Restaurants & Leisure (concluded)
Bass Pro Group LLC, New Term Loan, 3.75%, 11/20/19	USD	8,498	$8,445,362
Boyd Gaming Corp., Term B Loan, 4.00%, 8/14/20		8,236	8,155,663
Caesars Entertainment Operating Co., Inc. (FKA Harrah’s Operating Co., Inc.):
Term B-6 Loan, 6.99%, 3/01/17		8,769	7,982,605
Term B-7 Loan, 9.75%, 1/28/18		15,086	13,883,201
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		25,218	24,002,319
CCM Merger, Inc. (MotorCity Casino Hotel), Term Loan, 4.50%, 8/06/21		5,260	5,256,042
Centaur Acquisition LLC, Term Loan (Second Lien), 8.75%, 2/20/20		2,795	2,836,925
Dave & Buster’s, Inc., Term Loan, 4.50%, 7/25/20		1,838	1,835,804
Diamond Resorts Corp., Term Loan, 5.50%, 5/09/21		8,793	8,727,276
Equinox Holdings, Inc., New Initial Term Loan (First Lien), 4.50% - 5.50%, 1/31/20		793	787,699
Four Seasons Holdings, Inc., Term Loan (Second Lien), 6.25%, 12/28/20		3,540	3,557,700
Great Wolf Resorts, Inc., Term B Loan, 4.75%, 8/06/20		3,445	3,432,081
Hilton Worldwide Finance LLC, Initial Term Loan, 3.50%, 10/26/20		10,320	10,223,965
Intrawest Operations Group LLC, Initial Term Loan, 5.50%, 12/09/20		5,493	5,510,682
La Quinta Intermediate Holdings LLC, Initial Term Loan, 4.00%, 4/14/21		11,284	11,233,693
MGM Resorts International (MGM Grand Detroit LLC), Term B Loan, 3.50%, 12/20/19		9,616	9,465,821
Pinnacle Entertainment, Inc., Tranche B-2 Term Loan, 3.75%, 8/13/20		5,668	5,612,864
Playa Resorts Holdings, Initial Term Loan, 4.00%, 8/09/19		2,883	2,850,369
ROC Finance LLC, Funded Term B Loan, 5.00%, 6/20/19		2,837	2,708,035
Scientific Games International, Inc., Initial Term Loan, 5.00%, 10/18/20		5,744	5,658,460
Station Casinos LLC, B Term Loan, 4.25%, 3/02/20		11,720	11,623,429
Travelport Finance (Luxembourg) S.à r.l., Initial Term Loan, 6.00%, 9/02/21		11,140	11,169,855
Twin River Management Group, Inc. (FKA BLB Management Services, Inc.), Closing Date Term Loan, 5.25%, 7/10/20		5,581	5,608,918

			202,870,417
Independent Power and Renewable Electricity Producers — 2.5%
Calpine Construction Finance Co. LP, Term B-1 Loan, 3.00%, 5/03/20		5,383	5,257,864
Calpine Corp.:
Term Loan (10/12), 4.00%, 10/09/19		2,063	2,051,811
Term Loan (3/11), 4.00%, 4/01/18		9,418	9,403,517
Term Loan (6/11), 4.00%, 4/01/18		1,462	1,459,936
Dynegy, Inc., Tranche B-2 Term Loan, 4.00%, 4/23/20		7,434	7,404,667
Exgen Texas Power LLC, Term Loan, 5.75%, 9/18/21		1,161	1,166,840

BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2014	5

Consolidated Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value
Independent Power and Renewable Electricity Producers (concluded)
Granite Acquisition, Inc.:
Term B Loan (First Lien), 4.00%, 10/15/21	USD	9,566	$9,610,726
Term C Loan (First Lien), 4.00%, 10/15/21		421	422,872
Green Energy Partners/Stonewall LLC, Term B-1 Conversion Advances, 5.50%, 11/13/21		3,640	3,676,400
Panda Temple Power II LLC, Construction Term Loan Advance, 7.25%, 4/03/19		5,120	5,158,400
Terra-Gen Finance Co. LLC, Term Loan B, 4.25%, 11/26/21		4,445	4,445,000
TPF II Power LLC (TPF II Covert Midco LLC), Term Loan, 5.50%, 10/02/21		4,375	4,405,100

			54,463,133
Insurance — 1.5%
Alliant Holdings I LLC, Initial Term Loan, 4.25%, 12/20/19		5,199	5,173,370
CNO Financial Group, Inc.:
Tranche B-1 Term Loan, 3.00%, 9/28/16		1,494	1,485,290
Tranche B-2 Term Loan, 3.75%, 9/28/18		3,122	3,086,523
Cooper Gay Swett & Crawford Ltd. (CGSC of Delaware Holdings Corp.):
Term Loan (First Lien), 5.00%, 4/16/20		8,266	7,728,293
Term Loan (Second Lien), 8.25%, 10/16/20		1,930	1,698,400
Sedgwick Claims Management Services, Inc.:
Initial Loan (Second Lien), 6.75%, 2/28/22		7,410	7,237,125
Initial Term Loan (First Lien), 3.75%, 3/01/21		5,605	5,488,276

			31,897,277
Internet & Catalog Retail — 0.4%
Leonardo Acquisition Corp. (AKA 1-800 Contacts), Term Loan (First Lien), 4.25%, 1/29/21		9,860	9,770,030
Internet Software & Services — 1.7%
DealerTrack Technologies, Inc., Term Loan, 3.50%, 2/28/21		6,690	6,606,415
Go Daddy Operating Co. LLC, Initial Term Loan, 4.75%, 5/13/21		8,174	8,153,378
Sabre GLBL, Inc. (FKA Sabre, Inc.), Term C Loan, 4.00%, 2/19/18		261	259,077
Zayo Group LLC (Zayo Capital, Inc.), Term Loan, 4.00%, 7/02/19		21,452	21,392,846

			36,411,716
IT Services — 1.3%
Evertec Group LLC (FKA Evertec LLC), Term B Loan, 3.50%, 4/17/20		2,790	2,738,552
Genpact Ltd., Term Loan, 3.50%, 8/30/19		5,215	5,213,888
Sungard Availability Services Capital, Inc., Tranche B Term Loan, 6.00%, 3/29/19		6,592	5,858,529
SunGard Data Systems, Inc. (Solar Capital Corp.), Tranche C Term Loan,3.91%, 2/28/17		2,850	2,842,875
Tyche Holdings LLC:
Loan (Second Lien), 9.00%, 11/11/22		2,883	2,897,445
Term Loan (First Lien), 5.50%, 11/12/21		5,145	5,160,681
Vantiv LLC (FKA Fifth Third Processing Solutions LLC), Term B Loan,3.75%, 6/13/21		3,880	3,853,617

			28,565,587

Floating Rate Loan Interests (b)		Par (000)	Value
Leisure Products — 0.6%
FGI Operating Co. LLC, Term B Loan, 5.50%, 4/19/19	USD	1,515	$1,501,304
Leslie’s Poolmart, Inc., Additional Tranche B Term Loan, 4.25%, 10/16/19		6,963	6,843,249
Performance Sports Group Ltd. (FKA Bauer Performance Sports Ltd.), Initial Term Loan, 4.00%, 4/15/21		4,810	4,770,935

			13,115,488
Life Sciences Tools & Services — 0.9%
DPX Holdings BV (FKA JLL/Delta Dutch Newco BV), Initial Dollar Term Loan, 4.25%, 3/11/21		4,050	3,955,124
Pharmaceutical Product Development, Inc. (Jaguar Holdings LLC), 2013 Term Loan, 4.00%, 12/05/18		11,276	11,242,645
Quintiles Transnational Corp., Term B-3 Loan, 3.75%, 6/08/18		5,431	5,397,166

			20,594,935
Machinery — 2.7%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (FKA Silver II U.S. Holdings LLC), Refinancing Term Loan, 4.00%, 12/13/19		2,561	2,497,434
Alliance Laundry Systems LLC:
Initial Term Loan (First Lien), 4.25%, 12/10/18		7,064	7,025,264
Initial Term Loan (Second Lien), 9.50%, 12/10/19		1,023	1,021,449
Ameriforge Group, Inc., Initial Term Loan (Second Lien), 8.75%, 12/21/20		1,715	1,696,787
BakerCorp International, Inc. (FKA B-Corp Holdings, Inc.), Refinanced Term Loan, 4.25%, 2/07/20		2,697	2,616,364
Filtration Group Corp., Term Loan (First Lien), 4.50%, 11/20/20		3,221	3,217,635
FPC Holdings, Inc., Initial Loan (First Lien), 5.25%, 11/19/19		6,583	6,467,601
Gates Global LLC, Initial Dollar Term Loan, 4.25%, 7/05/21		15,880	15,715,324
Mueller Water Products, Inc., Term Loan B, 3.25%, 11/19/21		2,170	2,178,137
Rexnord LLC/RBS Global, Inc., Term B Loan, 4.00%, 8/21/20		6,813	6,763,596
Wabash National, Tranche B-1 Loan, 4.50%, 5/08/19		2,824	2,830,896
Windsor Financing LLC, Term B Facility, 6.25%, 12/05/17		6,365	6,397,260

			58,427,747
Marine — 0.1%
Drillships Ocean Ventures, Inc., Term Loan, 5.50%, 7/25/21		1,470	1,362,274
Media — 9.5%
Advanstar Communications, Inc., Term Loan (Second Lien), 9.50%, 6/05/20		2,775	2,788,875
Advantage Sales & Marketing, Inc.:
Delayed Draw Term Loan, 4.25%, 7/23/21		141	139,764
Initial Term Loan (First Lien), 4.25%, 7/23/21		4,229	4,192,916
Term Loan (Second Lien), 7.50%, 7/25/22		6,645	6,595,163

6	BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2014

Consolidated Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value
Media (concluded)
Cengage Learning Acquisitions, Inc. (FKA TL Acquisitions, Inc.), Term Loan, 7.00%, 3/31/20	USD	17,951	$17,948,225
Cengage Learning Acquisitions, Inc. (Thomson Learning):
Term Loan, 0.00%, 12/31/14 (c)(f)		1,812	—
Term Loan, 0.00%, 12/31/14 (c)(f)		1,240	—
Charter Communications Operating LLC:
Term E Loan, 3.00%, 7/01/20		2,953	2,911,111
Term G Loan, 4.25%, 9/10/21		13,305	13,391,216
Clear Channel Communications, Inc.:
Tranche B Term Loan, 3.81%, 1/29/16		863	854,384
Tranche D Term Loan, 6.91%, 1/30/19		25,195	23,672,899
Cumulus Media Holdings, Inc., Term Loan, 4.25%, 12/23/20		5,072	4,986,424
Hemisphere Media Holdings LLC (International Espanol, Inc.), Term B Loan, 5.00%, 7/30/20		3,841	3,824,387
Interactive Data Corp., Term Loan, 4.50%, 5/02/21		8,925	8,963,057
Liberty Cablevision of Puerto Rico LLC (FKA San Juan Cable LLC), Term B Loan (First Lien), 4.50%, 1/07/22		6,960	6,925,200
Lions Gate Entertainment, Loan, 5.00%, 7/19/20		2,715	2,738,756
Live Nation Entertainment, Inc., Term B-1 Loan, 3.50%, 8/17/20		3,757	3,730,450
MCC Iowa LLC:
Tranche H Term Loan, 3.25%, 1/29/21		6,579	6,455,716
Tranche J Term Loan, 3.75%, 6/30/21		1,671	1,646,268
Media General, Inc.:
Term B Loan, 4.25%, 7/31/20		5,619	5,625,742
Term Loan B2, 3.25%, 7/03/20		4,395	4,384,013
National CineMedia LLC, Term Loan (2013), 2.91%, 11/26/19		5,946	5,685,415
NEP/NCP Holdco, Inc., Amendment No. 3 Incremental Term Loan (First Lien), 4.25%, 1/22/20		6,847	6,751,105
Numericable U.S. LLC:
Dollar Denominated Tranche B-1 Loan, 4.50%, 5/21/20		8,616	8,619,267
Dollar Denominated Tranche B-2 Loan, 4.50%, 5/21/20		7,454	7,456,840
Salem Communications Corp., Term Loan, 4.50%, 3/13/20		3,309	3,263,172
Sinclair Television Group, Inc., Delayed Draw New Tranche A Term Loan, 2.41%, 4/09/18		6,646	6,529,720
Tribune Co., Initial Term Loan, 4.00%, 12/27/20		9,693	9,644,176
Univision Communications, Inc., Replacement First-Lien Term Loan, 4.00%, 3/01/20		16,147	15,980,978
UPC Financing Partnership:
Facility AG, 0.00% - 3.76%, 3/31/21	EUR	2,905	3,613,836
Facility AH, 3.25%, 6/30/21	USD	4,327	4,261,671
WideOpenWest Finance LLC, Term B Loan, 4.75%, 4/01/19		6,570	6,550,058
William Morris Endeavor Entertainment LLC (IMG Worldwide Holdings LLC):
Term Loan (First Lien), 5.25%, 5/06/21		4,689	4,569,907
Term Loan (Second Lien), 8.25%, 5/06/22		2,600	2,522,000

			207,222,711

Floating Rate Loan Interests (b)		Par (000)	Value
Metals & Mining — 0.7%
FMG Resources (August 2006) Pty Ltd. (FMG America Finance, Inc.), Loan, 3.75%, 6/30/19	USD	2,186	$2,047,315
Novelis, Inc., Initial Term Loan, 3.75%, 3/10/17		12,324	12,300,789

			14,348,104
Multiline Retail — 0.6%
Evergreen Acqco 1 LP, New Term Loan, 5.00%, 7/09/19		6,045	6,023,848
Hudson’s Bay Co., Initial Term Loan (First Lien), 4.75% - 6.00%, 11/04/20		6,327	6,338,515

			12,362,363
Multi-Utilities — 0.2%
Power Borrower LLC, Initial Term Loan (Second Lien), 8.25%, 11/06/20		4,800	4,656,000
Oil, Gas & Consumable Fuels — 2.1%
American Energy - Utica LLC:
Incremental Tranche 1 Loan (Second Lien), 11.00%, 9/30/18		1,384	1,342,916
Incremental Tranche 2 (Second Lien), 11.00%, 9/30/18		1,385	1,343,127
Arch Coal, Inc., Term Loan, 6.25%, 5/16/18		9,091	7,999,797
Bronco Midstream Funding LLC, Term Loan, 5.00%, 8/17/20		7,979	7,938,882
EP Energy LLC (FKA Everest Acquisition LLC), Tranche B-3 Loan, 3.50%, 5/24/18		6,030	5,892,456
Fieldwood Energy LLC:
Closing Date Loan (Second Lien), 8.38%, 9/30/20		2,830	2,562,339
Closing Date Loan, 3.88%, 9/28/18		4,726	4,518,604
MEG Energy Corp., New Term Loan, 3.75%, 3/31/20		8,418	8,178,201
Obsidian Natural Gas Trust, Loan, 7.00%, 11/02/15		302	298,983
Southcross Energy Partners LP, Initial Term Loan, 5.25%, 8/04/21		3,561	3,569,978
Southcross Holdings Borrower LP, Term Loan, 6.00%, 8/04/21		2,883	2,816,125

			46,461,408
Personal Products — 0.1%
Prestige Brands, Inc., Term B-2 Loan, 4.50%, 9/03/21		2,243	2,254,620
Pharmaceuticals — 3.4%
Akorn, Inc., Loan, 4.50%, 4/16/21		6,740	6,745,594
Amneal Pharmaceuticals LLC, Term Loan B, 4.75% - 6.00%, 11/01/19		5,084	5,070,957
Capsugel Holdings U.S., Inc., Initial Term Loan, 3.50%, 8/01/18		3,775	3,731,686
Catalent Pharma Solutions, Inc. (FKA Cardinal Health 409, Inc.):
Dollar Term Loan, 4.25%, 5/20/21		13,771	13,782,768
Term Borrowing, 6.50%, 12/31/17		236	236,077
Endo Luxembourg Finance Co. I S.à r.l., 2014 Term B Loan, 3.25%, 3/01/21		2,553	2,517,292
Envision Acquisition Co. LLC, Initial Term Loan (First Lien), 5.75%, 11/04/20		4,128	4,128,300
inVentiv Health, Inc. (FKA Ventive Health, Inc.), Term B-3 Loan, 7.75% - 8.50%, 5/15/18		1,610	1,596,902

BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2014	7

Consolidated Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value
Pharmaceuticals (concluded)
Par Pharmaceutical Cos., Inc. (Par Pharmaceutical, Inc.), Term B-2 Loan, 4.00%, 9/30/19	USD	14,367	$14,155,064
Salix Pharmaceuticals Ltd., Term Loan, 4.25%, 1/02/20		7,775	7,671,593
Valeant Pharmaceuticals International, Inc.:
Series C-2 Tranche B Term Loan, 3.50%, 12/11/19		3,232	3,208,299
Series D2 Term Loan B, 3.50%, 2/13/19		5,162	5,124,902
Series E1 Tranche B Term Loan, 3.50%, 8/05/20		5,937	5,894,912

			73,864,346
Professional Services — 3.1%
Ceridian Corp., 2014 New Replacement U.S. Term B-2 Loan, 4.50%, 5/09/17		12,504	12,394,483
Connolly Intermediate, Inc.:
Initial Term Loan (First Lien), 5.00%, 5/14/21		10,063	10,084,975
Initial Term Loan (Second Lien), 8.00%, 5/13/22		7,350	7,340,813
EWT Holdings III Corp. (FKA WTG Holdings III Corp.), Term Loan (First Lien), 4.75%, 1/15/21		5,915	5,878,329
Koosharem LLC, Term Loan, 7.50%, 5/15/20		9,800	9,726,934
Redtop Acquisitions Ltd.:
Initial Dollar Term Loan (First Lien), 4.50%, 12/03/20		4,848	4,860,483
Initial Dollar Term Loan (Second Lien), 8.25%, 6/03/21		1,290	1,291,863
Trans Union LLC, 2014 Replacement Term Loan, 4.00%, 4/09/21		16,773	16,620,780

			68,198,660
Real Estate Investment Trusts (REITs) — 0.1%
RHP Hotel Properties LP, Tranche B Term Loan, 3.75%, 1/15/21		2,219	2,219,437
Real Estate Management & Development — 1.1%
CityCenter Holdings LLC, Term B Loan, 4.25%, 10/16/20		5,297	5,287,532
DTZ U.S. Borrower LLC (DTZ AUS Holdco PTY Ltd.):
Delayed Draw Term Loan, 4.50%, 10/23/21		3,106	3,117,970
Initial Term Loan (First Lien), 4.50%, 11/04/21		5,207	5,226,706
Realogy Group LLC (FKA Realogy Corp.):
Extended Synthetic Commitment, 0.01% - 4.40%, 10/10/16		452	442,670
Initial Term B Loan 2014, 3.75%, 3/05/20		10,959	10,912,910

			24,987,788
Road & Rail — 0.7%
The Hertz Corp., Tranche B-2 Term Loan, 3.00%, 3/11/18		6,770	6,606,010
SIRVA Worldwide, Inc., Loan, 7.50%, 3/27/19		4,029	3,998,435
Transtar Holding Co., Term Loan (First Lien), 5.75%, 10/09/18		3,696	3,658,589

			14,263,034

Floating Rate Loan Interests (b)		Par (000)	Value
Semiconductors & Semiconductor Equipment — 1.4%
Avago Technologies Cayman Ltd. (Avago Technologies Holdings Luxembourg S.à r.l.), Term Loan, 3.75%, 5/06/21	USD	13,205	$13,198,273
Freescale Semiconductor, Inc.:
Tranche B-4 Term Loan, 4.25%, 2/28/20		5,360	5,311,394
Tranche B-5 Term Loan, 5.00%, 1/15/21		4,722	4,727,111
NXP BV, Tranche D Loan, 3.25%, 1/11/20		6,743	6,687,174

			29,923,952
Software — 4.0%
Applied Systems, Inc.:
Initial Term Loan (First Lien), 4.25%, 1/25/21		7,389	7,348,522
Initial Term Loan (Second Lien), 7.50%, 1/24/22		1,765	1,762,794
First Data Corp.:
2018 New Dollar Term Loan, 3.66%, 3/23/18		30,748	30,344,856
2018B Second New Term Loan, 3.66%, 9/24/18		150	147,906
Infor (U.S.), Inc. (FKA Lawson Software, Inc.), Tranche B-5 Term Loan, 3.75%, 6/03/20		10,717	10,556,649
Mitchell International, Inc.:
Initial Loan (Second Lien), 8.50%, 10/11/21		5,000	4,992,500
Initial Term Loan, 4.50%, 10/13/20		7,233	7,216,831
Regit Eins GmbH (TV Borrower US LLC), Dollar Term Loan (First Lien), 6.00%, 1/08/21		3,355	3,278,537
Sabre GLBL, Inc. (FKA Sabre, Inc.):
Incremental Term Loan, 4.50%, 2/19/19		2,648	2,638,319
Term B Loan, 4.00%, 2/19/19		5,305	5,262,096
Sophia LP, Term B-1 Loan, 4.00%, 7/19/18		7,895	7,847,278
SunGard Data Systems, Inc. (Solar Capital Corp.), Tranche E Term Loan, 4.00%, 3/06/20		4,075	4,063,620
TIBCO Software, Inc., Term Loan B, 5.50%, 11/25/20		1,300	1,272,921
Websense, Inc., Loan (Second Lien), 8.25%, 12/24/20		1,520	1,501,000

			88,233,829
Specialty Retail — 3.3%
Academy Ltd., Initial Term Loan (2012), 4.50%, 8/03/18		6,020	6,006,106
Armored AutoGroup, Inc. (FKA Viking Acquisition, Inc.), New Term Loan, 6.00%, 11/05/16		845	843,572
General Nutrition Centers, Inc., Amended Tranche B Term Loan, 3.25%, 3/04/19		5,602	5,471,720
The Gymboree Corp., Term Loan, 5.00%, 2/23/18		3,599	2,196,872
J. Crew Group, Inc., Initial Loan, 4.00%, 3/05/21		5,698	5,410,469
Jo-Ann Stores, Inc., Term B Loan, 4.00%, 3/16/18		5,919	5,726,985
Michaels Stores, Inc.:
Incremental 2014 Term Loan, 4.00%, 1/28/20		4,733	4,711,460
Term B Loan, 3.75%, 1/28/20		2,227	2,207,043

8	BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2014

Consolidated Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value
Specialty Retail (concluded)
National Vision, Inc.:
Initial Term Loan (First Lien), 4.00%, 3/12/21	USD	6,782	$6,633,708
Initial Term Loan (Second Lien), 6.75%, 3/11/22		2,570	2,383,675
The Neiman Marcus Group, Inc., Other Term Loan, 4.25%, 10/25/20		10,404	10,333,497
Party City Holdings, Inc., 2014 Replacement Term Loan, 4.00%, 7/27/19		11,091	10,965,908
PetCo Animal Supplies, Inc., New Loans, 4.00%, 11/24/17		5,336	5,305,269
Things Remembered, Inc., Term Loan, 8.25%, 5/24/18		1,760	1,672,088
Toys ’R’ Us-Delaware, Inc.:
Term B-2 Loan, 5.25%, 5/25/18		469	356,904
Term B-3 Loan, 5.25%, 5/25/18		231	175,582
Term B-4 Loan, 9.75%, 4/24/20		2,157	1,987,829

			72,388,687
Technology Hardware, Storage & Peripherals — 0.3%
CDW LLC (FKA CDW Corp.), Term Loan, 3.25%, 4/29/20		5,730	5,648,568
Textiles, Apparel & Luxury Goods — 1.0%
ABG Intermediate Holdings 2 LLC, Term Loan (First Lien), 5.50%, 5/27/21		8,109	8,048,059
Kate Spade & Co., Initial Term Loan, 4.00%, 4/09/21		6,100	6,008,365
Nine West Holdings, Inc., Initial Loan, 4.75%, 10/08/19		4,593	4,409,748
Polymer Group, Inc., Initial Loan, 5.25%, 12/19/19		3,219	3,220,808

			21,686,980
Trading Companies & Distributors — 1.9%
American Builders & Contractors Supply Co., Inc., Term B Loan, 3.50%, 4/16/20		7,987	7,832,106
GYP Holdings III Corp., Term Loan (First Lien), 4.75%, 4/01/21		6,970	6,852,391
HD Supply, Inc., Term Loan 2014, 4.00%, 6/28/18		11,275	11,232,285
Interline Brands, Inc., Term Loan (First Lien), 4.00%, 3/17/21		2,796	2,742,352
McJunkin Red Man Corp., Term Loan, 5.00%, 11/08/19		2,757	2,735,617

Floating Rate Loan Interests (b)		Par (000)	Value
Trading Companies & Distributors (concluded)
Solenis International LP (Solenis Holdings 3 LLC):
Initial Dollar Term Loan (First Lien), 4.25%, 7/31/21	USD	5,160	$5,085,851
Initial Term Loan (Second Lien), 7.75%, 7/31/22		5,540	5,427,483

			41,908,085
Wireless Telecommunication Services — 0.4%
SBA Senior Finance II LLC, Incremental Tranche B-1 Term Loan,, 3.25%, 3/24/21		7,920	7,808,555
Total Floating Rate Loan Interests — 93.8%			2,049,957,773

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0.3%
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.61%, 11/05/30 (a)(b)		5,640	5,791,248

Warrants (g)		Shares
Media — 0.0%
New Vision Holdings LLC:
(Issued 3/21/11, Expires 9/30/14, Strike Price $25)		7,419	401
(Issued 3/21/11, Expires 9/30/14, Strike Price $29.40)		41,217	2,230
Total Warrants — 0.0%			2,631
Total Long-Term Investments (Cost — $2,188,858,164) — 99.2%			2,169,104,405

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (h)(i)		66,526,004	66,526,004
Total Short-Term Securities (Cost — $66,526,004) — 3.1%			66,526,004
Total Investments (Cost — $2,255,384,168*) — 102.3%			2,235,630,409
Liabilities in Excess of Other Assets — (2.3)%			(49,409,206)

Net Assets — 100.0%			$2,186,221,203

Notes to Consolidated Schedule of Investments

*	As of November 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,259,811,941

Gross unrealized appreciation	$7,987,272
Gross unrealized depreciation	(32,168,804)

Net unrealized depreciation	$(24,181,532)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	All or a portion of Security is held by a wholly owned subsidiary.

BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2014	9

Consolidated Schedule of Investments (continued)

(e)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

(g)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(h)	Investments in issuers considered to be an affiliate of the Fund during the period ended November 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2014	Net Activity	Shares Held at November 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	46,841,956	19,684,048	66,526,004	$3,198

(i)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Forward foreign currency exchange contracts outstanding as of November 30, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	995,000	USD	1,259,414	Bank of America N.A.	1/21/15	$(21,724)
EUR	2,583,000	USD	3,223,212	JPMorgan Chase Bank N.A.	1/21/15	(10,194)
GBP	1,051,000	USD	1,664,915	Citibank N.A.	1/21/15	(23,838)
USD	3,390,298	CAD	3,808,000	Barclays Bank PLC	1/21/15	64,519
USD	6,945,089	EUR	5,443,500	JPMorgan Chase Bank N.A.	1/21/15	173,868
USD	8,369,321	GBP	5,249,000	Barclays Bank PLC	1/21/15	173,302
Total						$355,933

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

10	BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2014

Consolidated Schedule of Investments (continued)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$30,338,273	$9,892,450	$40,230,723
Common Stocks	$2,762,572	1,822,554	37,976	4,623,102
Corporate Bonds	—	64,036,434	4,462,494	68,498,928
Floating Rate Loan Interests	—	1,872,480,986	177,476,787	2,049,957,773
Non-Agency Mortgage-Backed Securities	—	5,791,248	—	5,791,248
Warrants	—	—	2,631	2,631
Short-Term Securities	66,526,004	—	—	66,526,004
Unfunded Floating Rate Loan Interests[1]	—	1,227	—	1,227

Total	$69,288,576	$1,974,470,722	$191,872,338	$2,235,631,636

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Foreign currency exchange contracts	—	$411,689	—	$411,689
Liabilities:
Foreign currency exchange contracts	—	(55,756)	—	(55,756)

Total	—	$355,933	—	$355,933

[1] Unfunded floating rate loan interests are valued at the unrealized appreciation/depreciation on the commitment.
[2] Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets in which the fair value approximates the carrying amount for financial reporting purposes. As of November 30, 2014, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$3,975,898	—	—	$3,975,898
Foreign currency at value	11,692	—	—	11,692

Total	$3,987,590	—	—	$3,987,590

There were no transfers between Level 1 and Level 2 during the period ended November 30, 2014.

BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2014	11

Consolidated Schedule of Investments (concluded)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Unfunded Floating Rate Loan Interests	Warrants	Total
Assets:
Opening Balance, as of August 31, 2014	$3,780,000	$34,453	$4,086,331	$180,781,017	$(721)	$2,631	$188,683,711
Transfers into Level 3[2]	—	—	—	72,293,340	—	—	72,293,340
Transfers out of Level 3[3]	—	—	—	(75,596,760)	—	—	(75,596,760)
Accrued discounts/premiums	11,054	—	(876)	76,642	—	—	86,820
Net realized gain (loss)	—	—	—	(36,477)	—	—	(36,477)
Net change in unrealized appreciation/depreciation[4]	52,326	3,523	(38,749)	(1,793,000)	721	—	(1,775,179)
Purchases	6,049,070	—	415,788	20,183,969	—	—	26,648,827
Sales	—	—	—	(18,431,944)	—	—	(18,431,944)
Closing Balance, as of November 30, 2014	$9,892,450	$37,976	$4,462,494	$177,476,787	—	$2,631	$191,872,338

Net change in unrealized appreciation/depreciation on investments still held at November 30, 2014[4]	$52,326	$3,523	$(38,749)	$(1,770,909)	—	—	$(1,753,809)

[2]

As of August 31, 2014, the Fund used observable inputs in determining the value of certain investments. As of November 30, 2014, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $72,293,340 transferred from Level 2 to Level 3 in the disclosure hierarchy.

[3]

As of August 31, 2014, the Fund used significant unobservable inputs in determining the value of certain investments. As of November 30, 2014, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $75,596,760 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[4]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at November 30, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

12	BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2014

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: January 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: January 22, 2015